Fair Value Measurements - Assumptions for convertible promissory notes (Details)	Sep. 30, 2024 Y	Jul. 31, 2024 Y	Jun. 30, 2024 Y	Dec. 31, 2023 Y
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.254	0.258
Discount rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.368
Discount rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.306
Discount rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.306
Discount rate | Adagio Medical Inc | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3870	36.8
Discount rate | Adagio Medical Inc | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3190	30.6
Discount rate | Adagio Medical Inc | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3190	30.6
Discount rate | Adagio Medical Inc | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3190
Discount rate | Adagio Medical Inc | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3190
Discount rate | Adagio Medical Inc | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.3190
Expected Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.58	3.75
Expected Term (years) | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | Adagio Medical Inc | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | Adagio Medical Inc | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | Adagio Medical Inc | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | Adagio Medical Inc | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04
Expected Term (years) | Adagio Medical Inc | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04
Expected Term (years) | Adagio Medical Inc | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04
Risk-Free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0355	0.0401
Risk-Free interest rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | Adagio Medical Inc | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550	5.4
Risk-Free interest rate | Adagio Medical Inc | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550	5.4
Risk-Free interest rate | Adagio Medical Inc | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550	5.4
Risk-Free interest rate | Adagio Medical Inc | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550
Risk-Free interest rate | Adagio Medical Inc | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550
Risk-Free interest rate | Adagio Medical Inc | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.0550
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.80	0.60
Volatility | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | Adagio Medical Inc | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110.0
Volatility | Adagio Medical Inc | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110.0
Volatility | Adagio Medical Inc | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110.0
Volatility | Adagio Medical Inc | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85
Volatility | Adagio Medical Inc | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85
Volatility | Adagio Medical Inc | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85